Debt - Schedule of Long-Term Loans (Details) (10-K) - USD ($)	Mar. 31, 2020		Sep. 30, 2019		Sep. 30, 2018
Total	$ 3,284,749		$ 3,222,056		$ 3,348,816
Less: current portion of long-term loans	3,261,828		1,821,162
Long-term loans	22,921		1,400,894		3,348,816
Xi'an Investment Holding Co., Ltd. [Member]
Total	2,115,781	[1]	2,101,341	[1]	2,184,010	[2]
Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Total	$ 1,128,416	[3]	$ 1,120,715	[3]	$ 1,164,806	[4]

[1]	On February 14, 2017 and on December 13, 2017, the Company's VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collateral to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.
[2]	On February 14, 2017 and on December 13, 2017, the Company's VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest are ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collaterals to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.
[3]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the "Lender") to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government .
[4]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the "Lender") to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company is now negotiating with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government.